INTANGIBLE ASSETS - Amortization expense (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INTANGIBLE ASSETS
Amortization of intangible assets	¥ 391,000,000	¥ 255,000,000	¥ 58,000,000
Annual estimated amortization expense for intangible assets subject to amortization
2018	396,364,608
2019	390,594,774
2020	374,512,943
2021	218,578,855
2022	174,564,565
Total	¥ 1,554,615,745